Mergers and Acquisitions - MACS Acquisition and Aloha Acquisition, Narrative (Details) $ in Millions			1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 16, 2014 USD ($) fuel_storage_terminal	Oct. 01, 2014 USD ($) site store shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Apr. 06, 2017 store
Business Acquisition [Line Items]
Number of stores | store						1,112
Pro forma revenues					$ 26,300
Pro forma net income (loss)					$ 88
MACS [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired		100.00%
Consideration transferred		$ 768
Equity units issued (in shares) | shares		3,983,540
Payments to acquire business		$ 566
Pro forma revenues				$ 509
Pro forma net income (loss)				$ 32
Aloha Acquisition [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired	100.00%
Number of fuel storage terminals | fuel_storage_terminal	6
Payments to acquire business	$ 267
Earn-out amount	18
Transaction costs and other expenses	3
Pro forma revenues			$ 25
Pro forma net income (loss)			$ 1
Contingency consideration liability	15
Goodwill, purchase adjustments	49
Escrowed cash	$ 14
Convenience and Retail Stores [Member] | MACS [Member]
Business Acquisition [Line Items]
Number of stores | store		100
Consignment Sites [Member] | MACS [Member]
Business Acquisition [Line Items]
Number of stores | site		200